SEMPER SHORT DURATION FUND
Schedule of Investments - February 29, 2020 (Unaudited)
	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.0%
Small Business Administration Participation Certificates
Series 2012-10E, Class 1, 0.980%, 9/1/22	$77	$77
Total Asset-Backed Securities - Agency (cost $76)		77

ASSET-BACKED SECURITIES - NON-AGENCY- 16.0%
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.110%, 4/12/23 (c)	230,874	232,259
Series 2017-1, Class E, 5.440%, 3/13/24 (c)	2,500,000	2,546,057
Series 2018-3, Class E, 5.170%, 10/15/24 (c)	3,000,000	3,156,202
Series 2017-4, Class E, 5.020%, 12/10/24 (c)	1,650,000	1,705,728
American Express Credit Account Master Trust
Series 2017-5, Class A, 2.038% (1 Month LIBOR USD + 0.380%), 2/18/25 (f)	1,250,000	1,254,197
Barclays Dryrock Issuance Trust
Series 2017-1, Class A, 1.989% (1 Month LIBOR USD + 0.330%), 3/15/23 (f)	1,000,000	1,000,119
Series 2017-2, Class A, 1.959% (1 Month LIBOR USD + 0.300%), 5/15/23 (f)	1,000,000	1,000,820
Series 2018-1, Class A, 1.989% (1 Month LIBOR USD + 0.330%), 7/15/24 (f)	1,000,000	1,000,499
Capital One Multi-Asset Execution Trust
Series 2018-A2, Class A2, 2.009% (1 Month LIBOR USD + 0.350%), 3/16/26 (f)	670,000	670,414
Carvana Auto Receivables Trust
Series 2019-3A, Class D, 3.040%, 4/15/25 (c)	1,500,000	1,536,479
Series 2019-4, Class D, 3.070%, 7/15/25 (c)	3,000,000	3,065,083
Cazenovia Creek Funding II LLC
Series 2018-1A, Class A, 3.561%, 7/15/30 (c)	924,745	939,452
CPS Auto Trust
Series 2016-D, Class D, 4.530%, 1/17/23 (c)	925,000	943,732
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.840%, 3/15/23	1,727,833	1,749,647
Series 2016-CA, Class D, 4.180%, 3/15/24 (c)	1,688,446	1,715,821
Series 2018-1, Class D, 3.810%, 5/15/24	2,000,000	2,040,513
Series 2017-BA, Class E, 5.300%, 7/15/24 (c)	2,000,000	2,059,958
Series 2018-2, Class D, 4.140%, 8/15/24	2,000,000	2,064,137
Series 2018-3, Class C, 3.720%, 9/16/24	2,500,000	2,519,487
Series 2019-2, Class D, 3.690%, 8/17/26	1,000,000	1,040,873
Series 2019-4, Class D, 2.700%, 2/16/27	1,000,000	1,016,609
Series 2020-1, Class D, 2.700%, 5/17/27	1,300,000	1,329,790
DT Auto Owner Trust
Series 2017-3A, Class C, 3.010%, 5/15/23 (c)	15,167	15,174
Series 2016-3A, Class D, 4.520%, 6/15/23 (c)	138,913	139,282
Series 2018-2A, Class C, 3.670%, 3/15/24 (c)	500,000	504,601
Series 2017-4A, Class E, 5.150%, 11/15/24 (c)	2,500,000	2,604,663
Series 2019-2A, Class D, 3.480%, 2/18/25 (c)	500,000	514,392
Series 2019-4A, Class D, 2.850%, 7/15/25 (c)	3,655,000	3,738,998
Exeter Automobile Receivables Trust
Series 2017-1, Class D, 6.200%, 11/15/23 (c)	3,000,000	3,165,173
First Investors Auto Owner Trust
Series 2016-2A, Class D, 3.350%, 11/15/22 (c)	2,500,000	2,536,365
Series 2019-1A, Class D, 3.550%, 4/15/25 (c)	3,000,000	3,119,912
Flagship Credit Auto Trust
Series 2015-3, Class D, 7.120%, 11/15/22 (c)	2,500,000	2,551,838
Series 2017-3, Class D, 3.730%, 9/15/23 (c)	1,000,000	1,030,175
Series 2016-4, Class E, 6.440%, 1/16/24 (c)	3,490,000	3,688,609
Series 2018-3, Class D, 4.150%, 12/16/24 (c)	2,707,000	2,863,967
Ford Credit Floorplan Master Owner Trust
Series 2018-1, Class A2, 1.938% (1 Month LIBOR USD + 0.280%), 5/15/23 (f)	1,250,000	1,250,926
Series 2018-3, Class A2, 2.058% (1 Month LIBOR USD + 0.400%), 10/15/23 (f)	1,250,000	1,253,386
GLS Auto Receivables Trust
Series 2017-1A, Class B, 2.980%, 12/15/21 (c)	110,802	111,053
Series 2018-1A, Class A, 2.820%, 7/15/22 (c)	49,698	49,896
Series 2019-2A, Class C, 3.540%, 2/18/25 (c)	2,000,000	2,066,702
GMF Floorplan Owner Revolving Trust
Series 2018-4, Class A2, 2.068% (1 Month LIBOR USD + 0.410%), 9/15/23 (c)(f)	1,000,000	1,000,517
Gracechurch Card Funding Plc
Series 2018-1A, Class A, 2.059% (1 Month LIBOR USD + 0.400%), 7/15/22 (c)(f)	1,600,000	1,600,688
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A1, 2.258% (1 Month LIBOR USD + 0.600%), 10/15/23 (c)(f)	1,000,000	1,002,003
Prestige Auto Receivables Trust
Series 2016-2A, Class D, 3.910%, 11/15/22 (c)	1,085,000	1,099,682
Series 2017-1A, Class D, 3.610%, 10/16/23 (c)	2,055,000	2,101,606
Santander Drive Auto Receivables Trust
Series 2018-2, Class C, 3.350%, 7/17/23	1,205,000	1,220,575
Series 2017-3, Class E, 4.970%, 1/15/25	2,000,000	2,098,072
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930% (28 Day Auction Rate + 0.000%), 9/15/32 (f)	450,000	449,386
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 2.827% (1 Month LIBOR USD + 1.200%), 6/25/33 (c)(f)	217,456	219,227
Series 2016-C, Class A1, 2.727% (1 Month LIBOR USD + 1.100%), 10/27/36 (c)(f)	351,710	353,480
Series 2015-D, Class A1, 3.127% (1 Month LIBOR USD + 1.500%), 10/27/36 (c)(f)	169,096	171,121
South Carolina Student Loan Corp.
Series 2013-1, Class A, 2.127% (1 Month LIBOR USD + 0.500%), 1/25/41 (f)	134,065	133,106
United Auto Credit Securitization Trust
Series 2018-1, Class D, 3.520%, 11/10/22 (c)	363,740	365,127
Series 2018-2, Class E, 5.260%, 5/10/23 (c)	3,000,000	3,086,507
Series 2019-1, Class D, 3.470%, 8/12/24 (c)	2,000,000	2,042,668
Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, 2.158% (1 Month LIBOR USD + 0.500%), 11/15/22 (c)(f)	1,000,000	1,002,339
Westlake Automobile Receivables Trust
Series 2018-3A, Class B, 3.320%, 10/16/23 (c)	2,500,000	2,523,785
Series 2018-2A, Class D, 4.000%, 1/16/24 (c)	2,500,000	2,579,293
Series 2019-1A, Class D, 3.670%, 3/15/24 (c)	2,000,000	2,052,176
Series 2019-3A, Class D, 2.720%, 11/15/24 (c)	2,500,000	2,545,423
Total Asset-Backed Securities - Non-Agency (cost $92,346,826)		93,439,769

COLLATERALIZED LOAN OBLIGATIONS - 22.1%
ACIS CLO Ltd.
Series 2014-4A, Class A, 3.183% (3 Month LIBOR USD + 1.420%), 5/1/26 (c)(f)	958,441	959,687
Series 2014-5A, Class A1, 3.273% (3 Month LIBOR USD + 1.510%), 11/1/26 (c)(f)	1,169,646	1,170,933
Series 2017-7A, Class A1, 3.113% (3 Month LIBOR USD + 1.350%), 5/1/27 (c)(f)	1,740,885	1,741,929
Series 2015-6A, Class A1, 3.353% (3 Month LIBOR USD + 1.590%), 5/1/27 (c)(f)	321,640	322,636
ALM Loan Funding
Series 2015-16A, Class AAR2, 2.731% (3 Month LIBOR USD + 0.900%), 7/15/27 (c)(f)	3,000,000	2,998,800
ALM V Ltd.
Series 2015-5R, 2.737% (3 Month LIBOR USD + 0.910%), 10/18/27 (c)(f)	2,750,000	2,750,000
AMMC CLO XIV Ltd.
Series 2014-14R, Class A1LR, 3.044% (3 Month LIBOR USD + 1.250%), 7/25/29 (c)(f)	1,155,000	1,155,000
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 2.845% (3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,500,000	2,499,570
Apex Credit CLO LLC
Series 2017-1A, Class A1, 3.271% (3 Month LIBOR USD + 1.470%), 4/24/29 (c)(f)	4,000,000	4,003,327
Atlas Senior Loan Fund III Ltd.
Series 2013-1A, 2.522% (3 Month LIBOR USD + 0.830%), 11/17/27 (c)(f)	3,959,622	3,960,302
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 2.689% (3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	4,000,000	3,996,117
Atlas Senior Loan Fund V Ltd.
Series 2014-1A, Class AR2, 3.103% (3 Month LIBOR USD + 1.260%), 7/16/29 (c)(f)	2,766,000	2,764,913
Atrium CDO Corp.
Series 2015-12R, Class AR, 2.632% (3 Month LIBOR USD + 0.830%), 4/22/27 (c)(f)	1,250,000	1,249,625
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, 2.876% (3 Month LIBOR USD + 1.040%), 7/17/28 (c)(f)	3,000,000	3,001,444
Benefit Street Partners CLO II Ltd.
Series 2013-IIA, Class A1R, 3.081% (3 Month LIBOR USD + 1.250%), 7/15/29 (c)(f)	2,000,000	2,001,600
Benefit Street Partners CLO VII Ltd.
Series 2015-VIIA, Class A1AR, 2.599% (3 Month LIBOR USD + 0.780%), 7/18/27 (c)(f)	2,658,721	2,659,267
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2, 2.745% (3 Month LIBOR USD + 1.050%), 11/20/28 (c)(f)	2,000,000	2,000,000
Series 2013-1A, Class A1R2, 3.049% (3 Month LIBOR USD + 1.230%), 1/20/29 (c)(f)	3,000,000	3,002,100
California Street CLO XII Ltd.
Series 2013-12A, 2.861% (3 Month LIBOR USD + 1.030%), 10/15/25 (c)(f)	2,504,632	2,504,632
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A1R, 2.795% (3 Month LIBOR USD + 1.000%), 7/28/28 (c)(f)	1,000,000	1,000,137
Catamaran CLO Ltd.
Series 2014-2A, Class A1R, 3.219% (3 Month LIBOR USD + 1.400%), 10/18/26 (c)(f)	1,260,137	1,260,389
Series 2013-1A, Class AR, 2.644% (3 Month LIBOR USD + 0.850%), 1/27/28 (c)(f)	2,994,516	2,997,401
Cent CLO Ltd.
Series 2013-19A, Class A1A, 3.105% (3 Month LIBOR USD + 1.330%), 10/29/25 (c)(f)	328,423	328,636
CIFC Funding Ltd.
Series 2015-2A, Class AR, 2.611% (3 Month LIBOR USD + 0.780%), 4/15/27 (c)(f)	2,537,932	2,537,932
Series 2015-2A, 2.386% (3 Month LIBOR USD + 1.010%), 4/15/30 (c)(f)	2,500,000	2,498,874
Series 2019-2A, Class A, 3.086% (3 Month LIBOR USD + 1.250%), 4/17/30 (c)(f)	3,250,000	3,252,596
Series 2014-2RA, Class A1, 2.851% (3 Month LIBOR USD + 1.050%), 4/24/30 (c)(f)	1,760,000	1,758,831
Series 2014-4RA, Class A1A, 2.966% (3 Month LIBOR USD + 1.130%), 10/17/30 (c)(f)	2,500,000	2,498,500
Cutwater Ltd.
Series 2014-1A, Class A1AR, 3.081% (3 Month LIBOR USD + 1.250%), 7/15/26 (c)(f)	1,303,202	1,304,807
Dryden 30 Senior Loan Fund
Series 2013-30A, 2.512% (3 Month LIBOR USD + 0.820%), 11/15/28 (c)(f)	3,000,000	2,996,400
Ellington CLO IV Ltd.
Series 2019-1A, Class A, 3.671% (3 Month LIBOR USD + 1.840%), 4/15/29 (c)(f)	2,000,000	1,990,867
Flagship VII Ltd.
Series 2013-7A, Class BR, 3.369% (3 Month LIBOR USD + 1.550%), 1/20/26 (c)(f)	285,901	286,206
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A, 2.881% (3 Month LIBOR USD + 1.050%), 7/15/27 (c)(f)	645,474	645,925
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, 2.885% (3 Month LIBOR USD + 1.110%), 10/29/29 (c)(f)	1,900,000	1,900,190
Golub Capital Partners CLO Ltd.
Series 2018-39A, Class A1, 2.969% (3 Month LIBOR USD + 1.150%), 10/20/28 (c)(f)	280,000	280,000
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class AR, 2.902% (3 Month LIBOR USD + 1.100%), 10/22/25 (c)(f)	83,453	83,453
Series 2014-1A, Class A1R, 2.949% (3 Month LIBOR USD + 1.130%), 4/18/26 (c)(f)	678,291	678,494
Series 2015-1A, Class AR, 2.747% (3 Month LIBOR USD + 0.920%), 4/20/27 (c)(f)	451,028	450,307
Highbridge Loan Management Ltd.
Series 2015-7A, Class XR, 2.292% (3 Month LIBOR USD + 0.600%), 3/15/27 (c)(f)	12,500	12,497
Hull Street CLO Ltd.
Series 2014-1A, Class AR, 3.047% (3 Month LIBOR USD + 1.220%), 10/18/26 (c)(f)	1,427,378	1,428,574
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 3.121% (3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	2,000,000	2,002,163
LCM XXV Ltd.
Series 2017-25, Class A, 3.029% (3 Month LIBOR USD + 1.210%), 7/20/30 (c)(f)	791,000	791,125
Madison Park Funding Ltd.
Series 2015-19A, Class A1R2, 1.787% (3 Month LIBOR USD + 0.92%), 1/22/28 (c)(d)	4,000,000	4,000,000
Series 2018-30A, Class A, 2.581% (3 Month LIBOR USD + 0.750%), 4/15/29 (c)(f)	3,000,000	2,983,125
Series 2013-11A, Class AR, 2.966% (3 Month LIBOR USD + 1.160%), 7/23/29 (c)(f)	2,000,000	1,996,863
Mountain Hawk II CLO Ltd.
Series 2013-2A, Class BR, 3.419% (3 Month LIBOR USD + 1.600%), 7/20/24 (c)(f)	384,513	384,802
Mountain Hawk III CLO Ltd.
Series 2014-3A, Class AR, 3.019% (3 Month LIBOR USD + 1.200%), 4/18/25 (c)(f)	1,107,401	1,107,512
Mountain View CLO LLC
Series 2017-2A, Class X, 2.493% (3 Month LIBOR USD + 0.650%), 1/16/31 (c)(f)	60,000	59,900
Mountain View CLO X Ltd.
Series 2014-1A, Class ARR, 2.631% (3 Month LIBOR USD + 0.800%), 10/15/26 (c)(f)	2,305,808	2,305,770
Series 2015-10A, Class AR, 2.668% (3 Month LIBOR USD + 0.820%), 10/13/27 (c)(f)	2,699,592	2,690,953
MP CLO VII Ltd.
Series 2015-7RR, 2.899% (3 Month LIBOR USD + 1.080%), 10/18/28 (c)(f)	1,800,000	1,802,049
Nassau II Ltd.
Series 2017-IIA, Class AL, 3.081% (3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	800,000	797,216
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 2.769% (3 Month LIBOR USD + 0.950%), 4/20/28 (c)(f)	500,000	497,950
OCP CLO Ltd.
Series 2015-9A, Class A1R, 2.631% (3 Month LIBOR USD + 0.800%), 7/15/27 (c)(f)	1,559,310	1,559,596
Series 2015-10A, Class A1R, 2.614% (3 Month LIBOR USD + 0.820%), 10/26/27 (c)(f)	2,794,671	2,790,479
OZLM XII Ltd.
Series 2015-12R, 2.820% (3 Month LIBOR USD + 1.050%), 4/30/27 (c)(f)	1,300,000	1,300,207
Regatta VI Funding Ltd.
Series 2016-1A, Class AR, 2.899% (3 Month LIBOR USD + 1.080%), 7/20/28 (c)(f)	500,000	500,300
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 3.028% (3 Month LIBOR USD + 1.100%), 6/22/30 (c)(f)	1,800,000	1,801,258
Telos CLO Ltd.
Series 2014-6A, Class A1R, 3.106% (3 Month LIBOR USD + 1.270%), 1/17/27 (c)(f)	1,858,811	1,860,635
Series 2013-4A, Class AR, 3.076% (3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	250,000	249,077
TICP CLO I Ltd.
Series 2015-1A, Class AR, 2.619% (3 Month LIBOR USD + 0.800%), 7/20/27 (c)(f)	195,341	195,488
Tralee CLO V Ltd.
Series 2018-5A, Class A1, 2.929% (3 Month LIBOR USD + 1.110%), 10/20/28 (c)(f)	2,250,000	2,251,809
Treman Park CLO Ltd.
Series 2015-RR, Class ARR, 2.889% (3 Month LIBOR USD + 1.070%), 10/20/28 (c)(f)	2,000,000	2,000,400
Trinitas CLO IV Ltd.
Series 2016-4A, Class XR, 2.569% (3 Month LIBOR USD + 0.750%), 10/18/31 (c)(f)	412,500	412,536
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 2.711% (3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	1,965,000	1,962,445
Venture XXIV CLO Ltd.
Series 2016-24A, Class AR, 2.999% (3 Month LIBOR USD + 1.180%), 10/20/28 (c)(f)	2,000,000	2,000,200
Venture XXVI CLO Ltd.
Series 2017-26A, Class A, 3.269% (3 Month LIBOR USD + 1.450%), 1/20/29 (c)(f)	2,000,000	2,002,332
Venture XXVII CLO Ltd.
Series 2017-27A, Class A, 3.119% (3 Month LIBOR USD + 1.300%), 7/20/30 (c)(f)	100,000	100,122
Vibrant Clo VI Ltd.
Series 2017-6A, Class A, 3.148% (3 Month LIBOR USD + 1.240%), 6/20/29 (c)(f)	3,000,000	2,999,471
WhiteHorse IX Ltd.
Series 2014-9A, Class AR, 2.996% (3 Month LIBOR USD + 1.160%), 7/17/26 (c)(f)	2,569,784	2,571,069
Wind River CLO Ltd.
Series 2016-1A, Class AR, 2.881% (3 Month LIBOR USD + 1.050%), 7/15/28 (c)(f)	1,000,000	1,000,802
Zais CLO 5 Ltd.
Series 2016-2A, Class A1, 3.361% (3 Month LIBOR USD + 1.530%), 10/15/28 (c)(f)	2,442,000	2,439,070
Zais CLO 8 Ltd.
Series 2018-8, Class A, 2.781% (3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	2,300,000	2,281,175
Total Collateralized Loan Obligations (cost $128,497,156)		128,630,797

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	346,301	2,535
Total Commercial Mortgage-Backed Securities - Agency (cost $1,729)		2,535

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 13.7%
AREIT Trust
Series 2018-CRE2, 2.630% (1 Month LIBOR USD + 0.980%), 11/14/35 (c)(f)	2,421,989	2,429,775
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 1.897% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(f)	346,408	331,878
Series 2007-6A, Class A3A, 2.877% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(f)	224,854	225,487
BSPRT Issuer Ltd.
Series 2018-FL3, Class A, 2.708% (1 Month LIBOR USD + 1.050%), 3/15/28 (c)(f)	2,500,000	2,501,571
BX Commercial Mortgage Trust
Series 2019-XL, Class A, 2.579% (1 Month LIBOR USD + 0.920%), 10/15/36 (c)(f)	4,777,003	4,791,945
BX Trust
Series 2020-BXLP, Class A, 2.459% (1 Month LIBOR USD + 0.800%), 12/15/29 (c)(f)	5,000,000	5,000,200
Series 2018-BILT, Class A, 2.459% (1 Month LIBOR USD + 0.800%), 5/15/30 (c)(f)	3,000,000	2,995,695
Series 2019-CALM, Class A, 2.535% (1 Month LIBOR USD + 0.876%), 11/15/32 (c)(f)	3,000,000	3,001,876
Series 2018-GW, Class A, 2.459% (1 Month LIBOR USD + 0.800%), 5/15/35 (c)(f)	5,000,000	4,976,925
Series 2019-MMP, Class A, 2.659% (1 Month LIBOR USD + 1.000%), 8/15/36 (c)(f)	3,000,000	3,003,320
BXMT Ltd.
Series 2017-FL1, Class A, 2.528% (1 Month LIBOR USD + 0.870%), 6/15/35 (c)(f)	1,880,852	1,880,147
Series 2017-FL1, Class B, 3.158% (1 Month LIBOR USD + 1.500%), 6/15/35 (c)(f)	750,000	750,131
Series 2017-FL1, Class C, 3.608% (1 Month LIBOR USD + 1.950%), 6/15/35 (c)(f)	500,000	500,746
Series 2020-FL2, Class E, 3.710% (1 Month LIBOR USD + 2.050%), 2/16/37 (c)(f)	1,029,000	1,033,730
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 4.277% (1 Month LIBOR USD + 2.650%), 3/25/49 (c)(f)	101,026	101,827
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 2.158% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(f)	115,348	112,685
DBCG Mortgage Trust
Series 2017-BBG, Class C, 2.659% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	347,223
FREMF Mortgage Trust
Series 2020-KI05, Class B, 3.927% (1 Month LIBOR USD + 2.300%), 7/25/24 (c)(f)	2,250,000	2,261,063
Series 2017-KF35, Class B, 4.412% (1 Month LIBOR USD + 2.750%), 8/25/24 (c)(f)	994,401	997,736
Series 2018-KF47, Class B, 3.662% (1 Month LIBOR USD + 2.000%), 5/25/25 (c)(f)	423,297	421,484
Series 2018-KF51, Class B, 3.512% (1 Month LIBOR USD + 1.850%), 8/25/25 (c)(f)	759,683	754,364
Series 2019-KF58, Class B, 3.812% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(f)	1,740,228	1,755,085
Series 2019-KF62, Class B, 3.712% (1 Month LIBOR USD + 2.050%), 4/25/26 (c)(f)	1,499,942	1,500,543
Series 2019-KF68, Class B, 3.862% (1 Month LIBOR USD + 2.200%), 7/25/26 (c)(f)	1,999,787	2,006,320
Series 2017-KF33, Class B, 4.212% (1 Month LIBOR USD + 2.550%), 6/25/27 (c)(f)	895,116	909,220
Series 2017-KF37, Class B, 4.412% (1 Month LIBOR USD + 2.750%), 6/25/27 (c)(f)	531,321	539,054
Series 2018-KF43, Class B, 3.812% (1 Month LIBOR USD + 2.150%), 1/25/28 (c)(f)	1,058,515	1,061,165
Series 2018-KF48, Class B, 3.712% (1 Month LIBOR USD + 2.050%), 6/25/28 (c)(f)	1,485,541	1,474,598
Series 2018-KF50, Class B, 3.562% (1 Month LIBOR USD + 1.900%), 7/25/28 (c)(f)	1,438,811	1,438,514
Series 2018-KF52, Class B, 3.612% (1 Month LIBOR USD + 1.950%), 9/25/28 (f)	740,309	738,418
Series 2018-KF56, Class B, 4.112% (1 Month LIBOR USD + 2.450%), 11/25/28 (c)(f)	1,955,106	1,961,887
Series 2019-KF57, Class B, 3.912% (1 Month LIBOR USD + 2.250%), 1/25/29 (c)(f)	985,748	988,234
GE Business Loan Trust
Series 2007-1A, Class A, 1.828% (1 Month LIBOR USD + 0.170%), 4/15/35 (c)(f)	209,540	205,760
GPMT Ltd.
Series 2018-FL1, Class A, 2.529% (1 Month LIBOR USD + 0.900%), 11/21/35 (c)(f)	131,198	131,274
Series 2019-FL2, Class A, 2.958% (1 Month LIBOR USD + 1.300%), 2/22/36 (c)(f)	3,000,000	3,010,491
Great Wolf Trust
Series 2019-WOLF, Class A, 2.693% (1 Month LIBOR USD + 1.034%), 12/15/36 (c)(f)	3,000,000	3,002,824
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class E, 3.159% (1 Month LIBOR USD + 1.500%), 7/15/32 (c)(f)	500,000	501,250
Hunt CRE Ltd.
Series 2018-FL2, Class A, 2.738% (1 Month LIBOR USD + 1.080%), 8/15/28 (c)(f)	3,000,000	3,010,494
Series 2017-FL1, Class A, 2.658% (1 Month LIBOR USD + 1.000%), 8/15/34 (c)(f)	1,000,000	1,001,500
IMT Trust
Series 2017-APTS, Class DFL, 3.209% (1 Month LIBOR USD + 1.550%), 6/15/34 (c)(f)	451,874	452,419
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2019-MFP, Class A, 2.619% (1 Month LIBOR USD + 0.960%), 7/15/36 (c)(f)	3,000,000	3,001,869
KREF Ltd.
Series 2018-FL1, Class A, 2.758% (1 Month LIBOR USD + 1.100%), 6/15/36 (c)(f)	3,000,000	3,009,845
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-3A, Class AJ, 5.325%, 10/25/37 (a)(c)	1,514,000	1,563,401
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, 2.789% (1 Month LIBOR USD + 1.130%), 5/15/28 (c)(f)	3,000,000	3,005,358
Motel 6 Trust
Series 2017-MTL6, Class A, 2.579% (1 Month LIBOR USD + 0.920%), 8/15/34 (c)(f)	1,070,053	1,071,055
Silver Hill Trust
Series 2019-SBC1, Class A1, 3.102%, 11/25/49 (a)(c)	2,922,500	3,048,417
Velocity Commercial Capital Loan Trust
Series 2017-1, Class AFL, 2.877% (1 Month LIBOR USD + 1.250%), 5/25/47 (c)(f)	185,880	185,978
Series 2017-2, Class AFL, 2.527% (1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	304,725	305,451
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	597,964	614,677
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $79,660,029)		79,914,909

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 20.7%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class 1M2, 4.227% (1 Month LIBOR USD + 2.600%), 5/25/24 (f)	1,789,942	1,856,300
Series 2014-C03, Class 1M2, 4.627% (1 Month LIBOR USD + 3.000%), 7/25/24 (f)	2,796,477	2,943,754
Series 2014-C04, Class 2M2, 6.627% (1 Month LIBOR USD + 5.000%), 11/25/24 (f)	1,598,151	1,716,726
Series 2016-C01, Class 1M2, 8.377% (1 Month LIBOR USD + 6.750%), 8/25/28 (f)	1,975,947	2,164,470
Series 2016-C02, Class 1M2, 7.627% (1 Month LIBOR USD + 6.000%), 9/25/28 (f)	4,956,781	5,350,951
Series 2016-C03, Class 1M2, 6.927% (1 Month LIBOR USD + 5.300%), 10/25/28 (f)	2,478,872	2,668,887
Series 2016-C03, Class 2M2, 7.527% (1 Month LIBOR USD + 5.900%), 10/25/28 (f)	2,964,149	3,204,595
Series 2016-C04, Class 1M2, 5.877% (1 Month LIBOR USD + 4.250%), 1/25/29 (f)	2,850,172	2,988,736
Series 2016-C05, Class 2M2, 6.077% (1 Month LIBOR USD + 4.450%), 1/25/29 (f)	1,954,751	2,060,214
Series 2016-C06, Class 1M2, 5.877% (1 Month LIBOR USD + 4.250%), 4/25/29 (f)	4,440,000	4,748,874
Series 2016-C07, Class 2M2, 5.977% (1 Month LIBOR USD + 4.350%), 5/25/29 (f)	5,478,507	5,740,574
Series 2017-C01, Class 1M2, 5.177% (1 Month LIBOR USD + 3.550%), 7/25/29 (f)	3,250,000	3,410,502
Series 2017-C02, Class 2ED3, 2.977% (1 Month LIBOR USD + 1.350%), 9/25/29 (f)	3,500,000	3,505,139
Series 2017-C07, Class 1M2A, 4.027% (1 Month LIBOR USD + 2.400%), 5/25/30 (f)	750,000	758,852
Series 2017-C07, Class 2M2A, 4.127% (1 Month LIBOR USD + 2.500%), 5/25/30 (f)	1,199,949	1,214,674
Series 2018-C04, Class 2M2, 4.177% (1 Month LIBOR USD + 2.550%), 12/25/30 (f)	5,000,000	5,094,094
Series 2018-R07, Class 1ED2, 2.727% (1 Month LIBOR USD + 1.100%), 4/25/31 (c)(f)	1,873,452	1,879,584
Series 2019-R01, Class 2M2, 4.077% (1 Month LIBOR USD + 2.450%), 7/25/31 (c)(f)	5,000,000	5,061,773
Series 2019-R02, Class 1M2, 3.927% (1 Month LIBOR USD + 2.300%), 8/25/31 (c)(f)	2,746,109	2,767,394
Series 2019-R03, Class 1M2, 3.777% (1 Month LIBOR USD + 2.150%), 9/25/31 (c)(f)	2,929,492	2,956,851
Series 2019-R07, Class 1M2, 3.727% (1 Month LIBOR USD + 2.100%), 10/25/39 (c)(f)	3,000,000	3,009,371
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	4,585	4,709
Series 3834, Class GA, 3.500%, 3/15/26	7,230	7,455
Freddie Mac Structured Agency Credit Risk
Series 2013-DN2, Class M2, 5.877% (1 Month LIBOR USD + 4.250%), 11/25/23 (f)	2,352,862	2,550,117
Series 2014-HQ2, Class M3, 5.377% (1 Month LIBOR USD + 3.750%), 9/25/24 (f)	550,000	594,705
Series 2016-DNA1, Class M3, 7.177% (1 Month LIBOR USD + 5.550%), 7/25/28 (f)	2,770,000	3,045,458
Series 2016-HQA1, Class M3, 7.977% (1 Month LIBOR USD + 6.350%), 9/25/28 (f)	2,150,000	2,396,498
Series 2016-DNA2, Class M3, 6.277% (1 Month LIBOR USD + 4.650%), 10/25/28 (f)	1,621,124	1,731,366
Series 2016-HQA2, Class M3, 6.777% (1 Month LIBOR USD + 5.150%), 11/25/28 (f)	3,000,000	3,264,199
Series 2017-HQA1, Class M2, 5.177% (1 Month LIBOR USD + 3.550%), 8/25/29 (f)	4,000,000	4,209,222
Series 2017-DNA3, Class M2, 4.127% (1 Month LIBOR USD + 2.500%), 3/25/30 (f)	5,040,000	5,207,555
Series 2017-HQA3, Class M28, 3.977% (1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,500,000	1,531,375
Series 2017-HQA3, Class M2, 3.977% (1 Month LIBOR USD + 2.350%), 4/25/30 (f)	4,504,140	4,590,807
Series 2018-HQA1, Class M2, 3.927% (1 Month LIBOR USD + 2.300%), 9/25/30 (f)	3,000,000	3,031,174
Series 2018-HRP1, Class M2, 3.277% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(f)	2,556,673	2,562,179
Series 2017-SPI1, Class M1, 3.977%, 9/25/47 (a)(c)	67,273	67,650
Series 2018-SPI2, Class M1, 3.812%, 5/25/48 (a)(c)	486,799	489,218
Series 2019-FTR2, Class M1, 2.577% (1 Month LIBOR USD + 0.950%), 11/25/48 (c)(f)	2,868,905	2,870,875
Series 2018-SPI4, Class M2, 4.460%, 11/25/48 (a)(c)	5,253,736	5,360,048
Series 2019-DNA3, Class M2, 3.677% (1 Month LIBOR USD + 2.050%), 7/25/49 (c)(f)	4,536,000	4,568,582
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4, Class M2, 3.677% (1 Month LIBOR USD + 2.050%), 11/25/49 (c)(f)	2,880,000	2,916,109
Freddie Mac Whole Loan Securities Trust
Series 2015-SC02, Class M2, 3.669%, 9/25/45 (a)	2,514,350	2,569,081
Series 2016-SC01, Class M1, 3.834%, 7/25/46 (a)	801,620	816,551
Series 2016-SC02, Class M1, 3.590%, 10/25/46 (a)	450,135	456,926
Series 2017-SC01, Class M1, 3.587%, 12/25/46 (a)(c)	765,576	773,672
Series 2017-SC02, Class M1, 3.816%, 5/25/47 (a)(c)	52,507	52,939
GNMA
Series 2008-55, Class WT, 5.353%, 6/20/37 (a)	12,422	13,624
Series 2010-144, Class DK, 3.500%, 9/16/39	54,331	56,602
Series 2010-150, Class GD, 2.500%, 9/20/39	19,191	19,350
Total Residential Mortgage-Backed Securities - Agency (cost $120,982,632)		120,860,361

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 23.3%
American Homes 4 Rent Trust
Series 2014-SFR2, Class E, 6.231%, 10/17/36 (c)	1,900,000	2,111,432
Series 2015-SFR2, Class D, 5.036%, 10/17/52 (c)	1,250,000	1,396,644
Angel Oak Mortgage Trust
Series 2017-1, Class A1, 2.810%, 1/25/47 (a)(c)	135,374	135,795
Angel Oak Mortgage Trust LLC
Series 2017-3, Class A2, 2.883%, 11/25/47 (a)(c)	22,495	22,432
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.315%, 3/25/31 (a)	31,347	31,303
Bellemeade Re Ltd.
Series 2018-2A, Class M1B, 2.977% (1 Month LIBOR USD + 1.350%), 8/25/28 (c)(f)	185,973	186,433
Series 2019-1A, Class M1A, 2.927% (1 Month LIBOR USD + 1.300%), 3/25/29 (c)(f)	181,533	181,867
Series 2019-1A, Class M1B, 3.377% (1 Month LIBOR USD + 1.750%), 3/25/29 (c)(f)	1,000,000	1,001,148
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	26,025
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 2.247% (1 Month LIBOR USD + 0.620%), 3/25/34 (f)	465,452	412,510
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (g)	28,154	28,578
Colony American Finance Ltd.
Series 2015-1, Class C, 4.833%, 10/15/47 (c)	555,000	565,753
COLT Mortgage Loan Trust
Series 2019-4, Class A3, 2.988%, 11/25/49 (a)(c)	1,686,414	1,707,924
Series 2020-1, 2.897%, 2/25/50 (a)(c)	1,957,367	1,992,302
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	262,646	267,133
Countrywide Asset-Backed Certificates
Series 2004-11, Class M3, 3.127% (1 Month LIBOR USD + 1.500%), 1/25/35 (f)	2,000,000	2,002,627
Credit Suisse Mortgage Trust
Series 2020-AFC1, 2.841%, 2/25/50 (a)(c)	3,408,500	3,464,877
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (g)	6	6
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, 3.485%, 12/26/46 (a)(c)	14,068	14,120
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	743,000	756,490
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	500,000	513,340
Eagle RE Ltd.
Series 2018-1, Class M1, 3.327% (1 Month LIBOR USD + 1.700%), 11/25/28 (c)(f)	170,207	170,456
Series 2019-1, Class M1A, 2.877% (1 Month LIBOR USD + 1.250%), 4/25/29 (c)(f)	320,210	329,850
Series 2019-1, Class M1B, 3.427% (1 Month LIBOR USD + 1.800%), 4/25/29 (c)(f)	2,000,000	2,060,590
Flagstar Mortgage Trust
Series 2018-6RR, Class 1A2, 2.327% (1 Month LIBOR USD + 0.700%), 10/25/48 (c)(f)	2,204,761	2,202,864
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, 2.310%, 1/25/60 (a)(c)	3,500,000	3,533,636
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	85,073	88,405
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (g)	33,824	35,838
Home Partners of America Trust
Series 2017-1, Class E, 4.309% (1 Month LIBOR USD + 2.650%), 7/17/34 (c)(f)	750,000	753,065
Series 2017-1, Class F, 5.198% (1 Month LIBOR USD + 3.539%), 7/17/34 (c)(f)	250,000	250,909
Series 2018-1, Class E, 3.509% (1 Month LIBOR USD + 1.850%), 7/17/37 (c)(f)	500,000	497,044
Home RE Ltd.
Series 2019-1, Class M1, 3.277% (1 Month LIBOR USD + 1.650%), 5/25/29 (c)(f)	1,241,822	1,257,860
Imc Home Equity Loan Trust
Series 1993-3, Class A8, 5.432%, 8/20/29 (h)	5,663	5,680
Invitation Homes Trust
Series 2018-SFR1, Class E, 3.659% (1 Month LIBOR USD + 2.000%), 3/17/37 (c)(f)	2,064,718	2,069,702
Series 2018-SFR2, Class F, 3.909% (1 Month LIBOR USD + 2.250%), 6/17/37 (c)(f)	464,691	465,605
Series 2018-SFR3, Class E, 3.659% (1 Month LIBOR USD + 2.000%), 7/17/37 (c)(f)	2,500,000	2,491,924
Series 2018-SFR3, Class F, 3.909% (1 Month LIBOR USD + 2.250%), 7/17/37 (c)(f)	54,999	55,109
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 2.147% (1 Month LIBOR USD + 0.520%), 1/25/36 (f)	146,391	147,608
JP Morgan Mortgage Trust
Series 2014-IVR6, Class B2, 2.889%, 7/25/44 (a)(c)	1,371,826	1,373,282
Series 2014-IVR6, Class B3, 2.889%, 7/25/44 (a)(c)	1,853,206	1,853,983
Series 2019-INV1, Class A11, 2.577% (1 Month LIBOR USD + 0.950%), 10/25/49 (c)(f)	4,056,252	4,069,563
Series 2019-HYB1, Class A5A, 3.000%, 10/25/49 (a)(c)	867,533	882,888
Series 2019-6, Class B3, 4.252%, 12/25/49 (a)(c)(d)	4,446,531	4,717,144
Lehman Mortgage Trust
Series 2008-4, Class A1, 2.007% (1 Month LIBOR USD + 0.380%), 1/25/37 (f)	930,402	367,509
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 4.155% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(f)	2,000,000	2,034,387
Series 2019-4, Class A2, 4.155% (1 Month LIBOR USD + 2.500%), 5/1/24 (c)(f)	1,000,000	1,018,325
Series 2019-5, Class A2, 4.155% (1 Month LIBOR USD + 2.500%), 11/1/24 (c)(f)	3,000,000	3,075,273
LSTAR Securities Investment Trust
Series 2019-1, Class A2, 4.255% (1 Month LIBOR USD + 2.600%), 3/1/24 (c)(f)	2,000,000	2,027,431
Series 2019-2, Class A2, 4.155% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(f)	2,000,000	2,029,842
Onslow Bay Financial LLC
Series 2019-EXP3, 2.527% (1 Month LIBOR USD + 0.900%), 10/25/59 (c)(f)	4,241,000	4,279,707
Preston Ridge Partners Mortgage Trust
Series 2019-3A, Class A2, 4.458%, 7/25/24 (c)(h)	1,500,000	1,526,346
Progress Residential Trust
Series 2015-SFR3, Class F, 6.643%, 11/12/32 (c)	1,000,000	1,001,343
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (c)	1,000,000	1,025,943
Series 2017-SFR1, Class F, 5.350%, 8/17/34 (c)	1,000,000	1,041,801
Series 2017-SFR2, Class E, 4.142%, 12/17/34 (c)	1,000,000	1,016,318
Series 2018-SFR1, Class E, 4.380%, 3/17/35 (c)	3,000,000	3,066,087
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	1,000,000	1,054,807
Series 2018-SFR2, Class E, 4.656%, 8/17/35 (c)	3,000,000	3,102,601
Series 2018-SFR3, Class F, 5.368%, 10/17/35 (c)	1,000,000	1,044,881
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 2.527% (1 Month LIBOR USD + 0.900%), 8/25/34 (f)	88,984	88,091
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, 3.000%, 9/25/55 (a)(c)	800,000	806,087
Sequoia Mortgage Trust
Series 2013-1, Class 2A1, 1.855%, 2/25/43 (a)	55,974	54,203
Starwood Waypoint Homes Trust
Series 2017-1, Class E, 4.259% (1 Month LIBOR USD + 2.600%), 1/17/35 (c)(f)	3,200,000	3,207,908
Structured Asset Securities Corp.
Series 2003-31A, Class 2A1, 3.905%, 10/25/33 (a)	211,770	218,630
Towd Point Asset Funding, LLC
Series 2019-HE1, Class M1, 2.727% (1 Month LIBOR USD + 1.100%), 4/25/48 (c)(f)	1,430,301	1,438,693
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 3.777% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(f)	2,600,000	2,758,245
Series 2019-HY1, Class XA, 5.000%, 10/25/48 (a)(c)	1,055,011	1,059,974
Series 2017-5, Class M2, 3.127% (1 Month LIBOR USD + 1.500%), 2/25/57 (c)(f)	500,000	512,756
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	1,000,000	1,064,646
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	2,000,000	2,101,677
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	4,950,438	5,023,228
Series 2019-SJ1, Class A2, 5.000%, 11/25/58 (a)(c)	1,553,530	1,571,573
Series 2019-SJ1, Class B1, 5.000%, 11/25/58 (a)(c)	1,000,000	1,061,780
Series 2019-HY3, Class M1, 3.127% (1 Month LIBOR USD + 1.500%), 10/25/59 (c)(f)	8,176,000	8,439,291
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33 (c)	500,000	505,677
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	2,000,000	2,073,596
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (c)	2,000,000	2,072,766
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)(h)	500,000	509,167
Series 2019-NPL5, Class A2, 5.194%, 9/25/49 (c)(h)	325,000	325,553
Series 2019-NPL7, Class A2, 5.193%, 10/25/49 (c)(h)	2,000,000	2,030,828
Series 2019-NPL8, Class A1B, 4.090%, 11/25/49 (c)(h)	2,000,000	2,025,017
Series 2020-NPL2, Class A1B, 3.672%, 2/25/50 (c)(h)	6,000,000	6,068,280
Series 2020-NPL5, Class A1B, 3.475%, 3/25/50 (c)(h)	2,062,500	2,074,467
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (c)(h)	500,000	510,914
Series 2019-4, Class B1, 3.860%, 11/25/59 (c)(h)	947,000	993,010
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1B, 4.090%, 11/26/49 (c)(h)	3,000,000	3,039,835
VOLT LXXXIV LLC
Series 2019-NPL10, Class A1B, 3.967%, 12/27/49 (c)(h)	1,900,000	1,901,424
VOLT LXXXV LLC
Series 2020-NPL1, Class A1B, 3.721%, 1/25/50 (c)(h)	3,000,000	3,032,862
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1B, 3.672%, 2/25/50 (c)(h)	4,000,000	4,002,997
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	74,225	76,315
WinWater Mortgage Loan Trust
Series 2015-1, Class A8, 3.000%, 1/20/45 (a)(c)	167,403	167,746
Total Residential Mortgage-Backed Securities - Non-Agency (cost $134,188,687)		135,661,581

PRIVATE PLACEMENT PARTICIPATION AGREEMENT - 0.1%
BasePoint - BP SLL Trust, Series SPL-III
9.500%, 12/31/20 (d)(e)	746,516	746,516
Total Private Placement Participation Agreement (cost $746,516)		746,516

MONEY MARKET FUND - 4.3%
First American Government Obligations Fund - Class Z, 1.450% (b)	24,881,964	24,881,964
Total Money Market Fund (cost $24,881,964)		24,881,964

Total Investments (cost $581,305,615) - 100.2%		584,138,509
Liabilities less Other Assets - (0.2)%		(1,225,201)
TOTAL NET ASSETS - 100.0%		$582,913,308

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of February 29, 2020.
(b)	Rate shown is the 7-day annualized yield as of February 29, 2020.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of February
29, 2020, the value of these investments was $441,301,866 or 75.7% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of February 29, 2020, the total value of fair valued securities was $9,463,660 or 1.6% of total net assets.
(e)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-III. As of February 29, 2020, the value of this investment was $746,516 or 0.1% of total net assets. The security was acquired from December 2016 to December 2019 at a cost of $746,516.
(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 29, 2020.
(g)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
February 29, 2020.
(h)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of February 29, 2020.
(i)	Interest only security.

FHLMC – Federal Home Loan Mortgage Corporation
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit

Semper Short Duration Fund
Notes to the Schedule of Investments
February 29, 2020 (Unaudited)

Note 1 - Securities Valuation

The Semper Short Duration Fund's (the "Fund's") investments in securities are carried at their fair value. The Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-
dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to
U.S. Government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-
through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities: Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations.
The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, (doing business as U.S. Bank Global Fund Services), the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.
These procedures consider many factors, including the type of security, size of holding, trading volume and news events.
All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$77	$-	$77
Asset-Backed Securities – Non-Agency	-	93,439,769	-	93,439,769
Collateralized Loan Obligations	-	124,630,797	4,000,000	128,630,797
Commercial Mortgage-Backed Securities - Agency	-	2,535	-	2,535
Commercial Mortgage-Backed Securities - Non-Agency	-	79,914,909	-	79,914,909
Residential Mortgage-Backed Securities - Agency	-	120,860,361	-	120,860,361
Residential Mortgage-Backed Securities - Non-Agency	-	130,944,437	4,717,144	135,661,581
Total Fixed Income	-	549,792,885	8,717,144	558,510,029
Private Placement Participation Agreements	-	-	746,516	746,516
Money Market Fund	24,881,964	-	-	24,881,964
Total Investments	$24,881,964	$549,792,885	$9,463,660	$584,138,509

Refer to the Fund's schedule of investments for additional information. Transfers between levels are recognized at February 29, 2020, the end of the reporting period. The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value
	Collateralized			Residential
	Loan	Commercial MBS	Residential MBS-	MBS-
	Obligations	- Non-Agency	Agency	Non-Agency
Balance as of November 30, 2019	$496,260	$6,320,117	$3,000,000	$3,000,000
Accrued discounts/premiums	-	(628)	-	(702)
Realized gain/(loss)	-	(147)	3,750	-
Change in unrealized appreciation/(depreciation)	-	14,557	-	75,975
Purchases	4,000,000	-	-	4,717,144
Sales	1,690	(894,279)	(3,003,750)	-
Transfers in and/or out of Level 3	(497,950)	(5,439,620)	-	(3,075,273)
Balance as of February 29, 2020	$4,000,000	$-	$-	$4,717,144

Private
(Continued)	Placement
Participation
Agreements
Balance as of November 30, 2019	$712,527
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	37,473
Sales	(3,484)
Transfers in and/or out of Level 3	-
Balance as of February 29, 2020	$746,516

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at February 29, 2020 and still classified as level 3 was $702.

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 2/29/20	Technique(s)	Input	Input/Range
Collateralized Loan Obligations	$4,000,000	Market	Prior/Recent	$100.00
		Transaction	Transaction
		Method

Residential MBS - Non-Agency	$4,717,144	Market	Prior/Recent	$106.09
		Transaction	Transaction
		Method

Private Placement Participation	$746,516	Market	Prior/Recent	$100.00
Agreements		Transaction	Transaction
		Method

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.